Property and Equipment	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Property and equipment:
5. Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at July 31, 2013 and April 30, 2013:

	July 31,	April 30,
	2013	2013
Call center equipment	$121,313	$121,313
Computer and office equipment	64,336	61,036
Furniture and fixtures	32,914	32,914
Library (online)	100,000	100,000
Software	1,619,226	1,518,142
	1,937,789	1,833,405
Accumulated depreciation and amortization	(648,629)	(569,665)
Property and equipment, net	$1,289,160	$1,263,740

Depreciation and amortization expense for the three months ended July 31, 2013 and July 31, 2012 was $78,694 and $62,994, respectively.

Amortization expense for software, included in the above amounts, for the three months ended July 31, 2013 and July 31, 2012 was $71,920 and $55,755, respectively. Software consisted of the following at July 31, 2013 and April 30, 2013:

	July 31,	April 30,
	2013	2013
Software	$1,619,226	$1,518,142
Accumulated amortization	(458,519)	(386,599)
Software, net	$1,160,707	$1,131,543

The following is a schedule of estimated future amortization expense of software at July 31, 2013:

Year Ending April 30,
2014	$242,884
2015	323,845
2016	322,999
2017	200,267
2018	70,712
Total	$1,160,707

Note 5. Property and Equipment

Property and equipment consisted of the following at April 30, 2013 and December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Call center equipment	$121,313	$121,313	$121,313
Computer and office equipment	61,036	45,718	38,577
Furniture and fixtures	32,914	11,336	-
Library (online)	100,000	100,000	100,000
Software	1,518,142	1,388,824	927,455
Vehicle	-	-	39,736
	1,833,405	1,667,191	1,227,081
Accumulated depreciation and amortization	(569,665)	(455,871)	(229,972)
Property and equipment, net	$1,263,740	$1,211,320	$997,109

Depreciation and amortization expense for the four months ended April 30, 2013 and 2012 (unaudited) and for the years ended December 31, 2012 and 2011 was $113,794, $73,718, $256,363 and $85,662, respectively. Accumulated depreciation amounted to $569,665, $455,871 and $229,972 as of April 30, 2013, December 31, 2012 and 2011, respectively.

Amortization expense for software, included in the above amounts, for the four months ended April 30, 2013 and 2012 (unaudited) and for the years ended December 31, 2012 and 2011 was $99,855, $64,192, $226,454 and $60,290, respectively. Software consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Software	$1,518,142	$1,388,824	$927,455
Accumulated amortization	(386,599)	(286,744)	(60,290)
Software, net	$1,131,543	$1,102,080	$867,165

Estimated future amortization expense of software as of April 30, 2013, is as follows:

Year Ending April 30,
2014	$303,629
2015	303,629
2016	302,782
2017	180,050
2018	41,453
Total	$1,131,543